Bank indebtedness	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Short Term Debt Text Block

10. Bank indebtedness

	December 31, 2011	January 1, 2011
	$	$
Canadian line of credit facility (a)	26	-
U.S. line of credit facility (b)	51,617	41,790
Opta Minerals Canadian line of credit facility (c)	7,765	3,546
TOC line of credit facilities (d)	50,310	30,574
	109,718	75,910

(a) Canadian line of credit facility

The Company has a Canadian line of credit of Cdn $5,000 (U.S. – $4,916), which matures on October 30, 2012. As at December 31, 2011, $4,058 (January 1, 2011 - nil) of this facility was utilized, representing $4,032 (January 1, 2011 - nil) committed through letters of credit. Interest on borrowings under this facility accrues at the borrower's option based on various reference rates including Canadian or U.S. bank prime, or Canadian bankers' acceptances, plus a margin based on certain financial ratios. As at December 31, 2011, the interest rate on this facility was 5.50% (January 1, 2011 – 5.00%), calculated as Canadian prime plus a premium of 2.50%. The maximum availability of this line is based on a borrowing base which includes certain accounts receivables and inventories of the Company's Canadian business as defined in the credit agreement. As at December 31, 2011, the borrowing base supported draws up to $4,916. As at December 31, 2011, the Company incurs standby fees equal to 0.75% of the undrawn balances on this facility.

(b) U.S. line of credit facility

The Company has a U.S. line of credit of $100,000, which matures on October 30, 2012. As at December 31, 2011, $60,359 (January 1, 2011 - $44,254) of this facility was utilized, including $8,742 (January 1, 2011 - $2,464) committed through letters of credit. Interest on borrowings under this facility accrues at the borrower's option based on various reference rates including U.S. bank prime, or U.S. LIBOR, plus a margin based on certain financial ratios. At December 31, 2011, the weighted-average interest rate on this facility was 3.80% (January 1, 2011 – 3.26%), based on LIBOR plus a premium of 3.50%. The maximum availability of this line is based on a borrowing base which includes certain accounts receivables and inventories of the Company's U.S. business as defined in the credit agreement. As at December 31, 2011, the borrowing base supported draws to $100,000. As at December 31, 2011, the Company incurs standby fees equal to 0.75% of the undrawn balances on this facility.

The Canadian and U.S. line of credit facilities above, as well as certain long-term debt balances (see note 11) are collateralized by a first priority security against substantially all of the Company's assets in Canada and the U.S., excluding the assets of Opta Minerals and The Organic Corporation ("TOC").

In January 2012, the Company completed amendments to its syndicated banking facilities, which included increases in the Canadian line of credit facility from Cdn $5,000 to Cdn $10,000 and the U.S. revolving line of credit facility from $100,000 to $115,000, with a corresponding decrease from $30,000 to $10,000 in the amount of availability under the facilities' accordion feature. The facilities' maturity date of October 30, 2012 did not change.

(c) Opta Minerals Canadian line of credit facility

Opta Minerals has a line of credit facility of Cdn $15,000 (U.S. – $14,710). As at December 31, 2011 and December 31, 2010, Cdn $9,089 (U.S. - $8,913) and Cdn $4,713 (U.S. – $4,712), respectively, of this facility has been utilized, including letters of credit in the amount of Cdn $1,171 (U.S. - $1,148) and Cdn $1,166 (U.S. – $1,166), respectively. Interest on borrowings under this facility accrues at the borrower's option based on various reference rates including prime, U.S. dollar base rate, bankers' acceptances or LIBOR plus a margin based on certain financial ratios of the Company. At December 31, 2011, the weighted-average interest rate on this facility was 5.77% (December 31, 2010 – 6.93%).

Opta Minerals' line of credit facility, along with its unused portion of the revolving acquisition facility (see note 11(c)), are subject to annual extensions, which were extended on November 3, 2011 to August 15, 2012.

(d)       TOC line of credit facilities

TOC has a line of credit facility of € 35,000 (U.S. - $45,402). As at December 31, 2011 and January 1, 2011, €33,666 (U.S. - $43,671) and € 22,589 (U.S. – $30,249), respectively, of this facility had been utilized, including letters of credit in the amount of € 977 (U.S. – $1,267) and € 181 (U.S. – $243), respectively. Interest on borrowings under this facility accrues at the borrower's option based on various reference rates including U.S. LIBOR and euro LIBOR plus a premium of 1.85%. At December 31, 2011, the weighted-average interest rate on this facility was 2.86%. The maximum availability of this line is based on a borrowing base which includes certain accounts receivables and inventories of TOC and its subsidiaries. At December 31, 2011 and January 1, 2011, the borrowing base securing this facility supported draws to € 35,000 (U.S. – $45,402) and € 22,938 (U.S. – $30,716), respectively.

On July 4, 2011, the banking agreement that includes the TOC line of credit facility was modified to increase the availability under the facility by up to an additional €11,000 (U.S. - $14,736) to fund operations. Borrowings under this modified facility are secured through a letter of credit drawn on the Company's U.S. line of credit facility. On July 8, 2011, the Company provided a letter of credit in the amount of €5,000 (U.S. - $6,486). As at December 31, 2011, that amount of additional availability had been fully utilized by TOC.

In the first quarter of 2011, a wholly-owned subsidiary of TOC entered into a line of credit facility with capacity of € 5,000 (U.S. – $6,486). As at December 31, 2011, this line is guaranteed through a $1,200 letter of credit issued by the Company on its U.S. line of credit facility. As at December 31, 2011, € 857 (U.S. – $1,112) of this facility had been used. Interest on borrowings under this facility accrues at the Chinese central bank's interest rate, as published by the People's Bank of China, multiplied by 125%, or 8.20% at December 31, 2011.

A less-than-wholly-owned subsidiary of TOC has line of credit facilities with availability of $308 (January 1, 2011 - $1,297) which are fully guaranteed by TOC. As at December 31, 2011, $308 (January 1, 2011 - $568) of these facilities had been used. Interest on borrowings under the facility accrues at a fixed rate of 9.75%.

All of the line of credit facilities described above are due on demand with no fixed maturity date.